Supplemental Guarantor Condensed Consolidating Financial Statements (Details 4) (USD $) In Thousands, unless otherwise specified	0 Months Ended	7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended			5 Months Ended
	May 05, 2011	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Satmex Issuer	Dec. 31, 2013 Satmex Issuer	Dec. 31, 2012 Satmex Issuer	Dec. 31, 2011 Guarantor Subsidiaries	Dec. 31, 2013 Guarantor Subsidiaries	Dec. 31, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Non Guarantor Subsidiaries	Dec. 31, 2013 Non Guarantor Subsidiaries	Dec. 31, 2012 Non Guarantor Subsidiaries	Dec. 31, 2013 Eliminations upon consolidation	May 25, 2011 Predecessor Registrant	May 25, 2011 Predecessor Registrant Satmex Issuer	May 25, 2011 Predecessor Registrant Guarantor Subsidiaries	May 25, 2011 Predecessor Registrant Non Guarantor Subsidiaries
Cash flows from operating activities:
Net cash provided by operating activities		$ 31,764	$ 26,209	$ 80,983	$ 33,165	$ 62,597	$ 80,069	$ (3,806)	$ (40)	$ (56)	$ 2,405	$ (36,348)	$ 970		$ 7,261	$ 43,594	$ (35,570)	$ (763)
Cash flows from investing activities:
Investment in shares						(36,000)								36,000
Construction in progress - satellites (including capitalized interest)		(150,537)	(100,971)	(114,678)	(150,537)	(100,971)	(114,678)								(42,334)	(42,334)
Orbital position Satmex 9			(1,361)			(1,361)
Restricted cash-satellite Satmex 8				(4,900)			(4,900)
Acquisition of equipment		(1,440)	(2,016)	(1,536)	(1,393)	(2,014)	(1,524)	(47)	(2)	(12)					(568)	(511)	(57)
Net cash used in investing activities		(151,977)	(104,348)	(121,114)	(151,930)	(140,346)	(121,102)	(47)	(2)	(12)				36,000	(42,902)	(42,845)	(57)
Cash flows from financing activities:
Proceeds from equity interest		90,000	40,000		90,000	40,000						36,000		(36,000)
Repayment of First Priority Old Notes		(238,237)			(238,237)
Issuance of Notes and expenses	325,000			35,700			35,700								325,000	325,000
Deferred financing costs		(333)		(1,221)	(333)		(1,221)								(18,247)	(18,247)
Net cash provided by (used in) financing activities		(148,570)	40,000	34,479	(148,570)	40,000	34,479					36,000		(36,000)	306,753	306,753
Cash flows of discontinued operation:
Net cash (used in) provided by operating activities		590	(1,457)	1,515	590	(1,457)	1,515								874	874
Net cash used in investing activities		(187)	(195)	(462)	(187)	(195)	(462)								(67)	(67)
Net cash used in financing activities			(2,407)			(2,407)
Cash and cash equivalents:
Net change in cash and equivalents		(268,380)	(42,198)	(4,599)	(266,932)	(41,808)	(5,501)	(3,853)	(42)	(68)	2,405	(348)	970		271,919	308,309	(35,627)	(763)
Cash and equivalents at beginning of period		347,631	74,652	79,251	342,143	69,710	75,211	4,842	921	989	646	4,021	3,051		75,712	33,834	40,469	1,409
Cash and equivalents at end of period		79,251	32,454	74,652	75,211	27,902	69,710	989	879	921	3,051	3,673	4,021		347,631	342,143	4,842	646
Less: Cash and equivalents at end of period from discontinued operations		9,818	2,658	10,837	9,818	2,658	10,837								9,636	9,636
Cash and equivalents at end of period from continuing operations		$ 69,433	$ 29,796	$ 63,815	$ 65,393	$ 25,244	$ 58,873	$ 989	$ 879	$ 921	$ 3,051	$ 3,673	$ 4,021		$ 337,995	$ 332,507	$ 4,842	$ 646